Intangible assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	R$ 3,172,403	R$ 2,926,302	R$ 2,571,069
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	6,944,472	5,709,150	4,520,496
Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(3,772,069)	(2,782,848)	(1,949,427)
Expenditures related to software and technology
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	R$ 2,785,167	2,522,021	2,130,429
Useful life	5 years
Expenditures related to software and technology | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	R$ 6,225,793	5,042,195	3,887,300
Expenditures related to software and technology | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(3,440,626)	(2,520,174)	(1,756,871)
Software licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	154,321	160,192	183,438
Software licenses | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	421,058	369,320	335,561
Software licenses | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(266,737)	(209,128)	(152,123)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	227,066	227,066	227,066
Goodwill | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	227,066	227,066	227,066
Goodwill | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	0	0	0
Other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	5,849	17,023	30,136
Other | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	70,555	70,569	70,569
Other | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	R$ (64,706)	R$ (53,546)	R$ (40,433)